VIA EDGAR

Securities and Exchange Commission

Division Of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	BlackRock Floating Rate Income Strategies Fund II, Inc. (“FRB”)
BlackRock Diversified Income Strategies Fund, Inc. (“DVF”)
BlackRock Floating Rate Income Strategies Fund, Inc. (“FRA”)

Dear Sir or Madam:

Electronically transmitted herewith for filing on behalf of the above named companies (each a “Fund” and, collectively, the “Funds”) is a Joint Proxy Statement/Prospectus on Form N-14 regarding the reorganizations of FRB and DVF (each a “Target Fund” and, together, the “Target Funds”) into FRA (the “Acquiring Fund”).

If you have any questions or comments or require any additional information in connection with the above, please telephone me at (212) 735-3742 or Thomas A. DeCapo at (617) 573-4814.

Sincerely,

/s/ Eric Requenez

Eric Requenez